Financial Instrument Risk Management	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Financial Instrument Risk Management

6. Financial Instrument Risk Management
The significant risks related to financial instruments are credit risk, market risk (including equity risk, real estate risk, interest rate and spread risk, foreign currency risk, and inflation risk) and liquidity risk.

We use derivative instruments to manage market risks related to equity market, interest rate and currency fluctuations and in replication strategies for permissible investments. We do not engage in speculative investment in derivatives. The gap in market sensitivities or exposures between liabilities and supporting assets is monitored and managed within defined tolerance limits, by using derivative instruments, where appropriate. We use models and techniques to measure the effectiveness of our risk management strategies.
6.A Credit Risk
Risk Description
Credit risk is the possibility of loss from amounts owed by our borrowers or financial counterparties. We are subject to credit risk in connection with issuers of securities held in our investment portfolio, debtors, structured securities, reinsurers, counterparties (including derivative, repurchase agreement and securities lending counterparties), other financial institutions and other entities. Losses may occur when a counterparty fails to make timely payments pursuant to the terms of the underlying contractual arrangement or when the counterparty's credit rating or risk profile otherwise deteriorates. Credit risk can also arise in connection with deterioration in the value of, or ability to realize, any underlying security that may be used as collateral for the debt obligation. Credit risk can occur as a result of broad economic conditions, challenges within specific sectors of the economy, from issues affecting individual companies or loss given default expectations. Events that result in defaults, impairments or downgrades of the securities in our investment portfolio would cause the Company to record realized or unrealized losses and may cause an increase in our provisions for asset default, adversely impacting earnings.
Credit Risk Management Governance and Control
We rate fixed income investments primarily through the use of internally developed scorecards and rating methodologies, which combine an estimated probability of default and loss given default to determine an expected loss and credit risk rating. This rating is expressed using a 22-point scale that is generally consistent with those used by external rating agencies, and is based on detailed examination of the borrower's, or issuer's, credit quality and the characteristics of the specific instrument. The probability of default assessment is based on borrower-level or issuer-level analysis, which encompasses an assessment of industry risk, business strategy, competitiveness, strength of management and other financial information. The loss given default assessment is based on instrument-level analysis, which considers the impact of guarantees, covenants, liquidity and other structural features. These scorecards provide input to stochastic value-at-risk models and are used to stress test the portfolio, which provide insight into the distribution and characteristics of credit risk within our portfolios. In accordance with our policies and under normal circumstances, our ratings cannot be higher than the highest rating provided by certain Nationally Recognized Statistical Rating Organizations ("NRSROs"). Certain assets, including those in our sovereign debt, are assigned a rating based on ratings provided by NRSROs using a priority sequence order of Standard & Poor's, Moody's, Fitch and DBRS Limited.

We employ a wide range of credit risk management practices and controls, as outlined below:
•Credit risk governance practices are in place, including independent monitoring and review and reporting to senior management and the Risk Committee.
•Risk appetite limits have been established for credit risk.
•Income and regulatory capital sensitivities are monitored, managed and reported against pre-established risk limits.
•Comprehensive Investment and Credit Risk Management Policy, guidelines and practices are in place.
•Specific investment diversification requirements are in place, such as defined investment limits for asset class, geography, and industry.
•Risk-based credit portfolio, counterparty, and sector exposure limits have been established.
•Mandatory use of credit quality ratings for portfolio investments has been established and is reviewed regularly. These internal rating decisions for new fixed income investments and ongoing review of existing rating decisions are independently adjudicated by Corporate Risk Management.
•Develop and maintain hedging programs that may employ the use of derivatives. Market conditions determine the availability and cost of the derivative protection.
•Comprehensive due diligence processes and ongoing credit analyses are conducted.
•Regulatory solvency requirements include risk-based capital requirements and are monitored regularly.
•Comprehensive compliance monitoring practices and procedures including reporting against pre-established investment limits are in place.
•Purchase reinsurance for certain risks underwritten by our various insurance businesses. Reinsurance does not relieve us from our direct liability to policyholders and accordingly, we bear credit risk with respect to our reinsurers. Reinsurance exposures are monitored to ensure that no single reinsurer represents an undue level of credit risk.
•Stress-testing techniques, such as Financial Condition Testing ("FCT"), are used to measure the effects of large and sustained adverse credit developments.
•Insurance contract liabilities are established in accordance with IFRS.
•Internal capital targets are established at an enterprise level to cover all risks and are above minimum regulatory and supervisory levels. Actual capital levels are monitored to ensure they exceed internal targets.
6.A.i Maximum Exposure to Credit Risk
Our maximum credit exposure related to financial instruments as at December 31 is the balance as presented in our Consolidated Statements of Financial Position as we believe that these carrying amounts best represent the maximum exposure to credit risk. The credit exposure for debt securities may be increased to the extent that the amounts recovered from default are insufficient to satisfy the actuarial liability cash flows that the assets are intended to support.

The positive fair value of derivative assets is used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all derivative contracts with a positive fair value. Additionally, we have credit exposure to items not on the Consolidated Statements of Financial Position as follows:

As at December 31,	2024	2023
Off-balance sheet item:
Loan commitments(1)	$2,500	$2,061

(1)    Loan commitments include commitments to extend credit under commercial and multi-family residential mortgages and private debt securities not quoted in an active market. Commitments on debt securities contain provisions that allow for withdrawal of the commitment if there is deterioration in the credit quality of the borrower.
6.A.ii Right of Offset and Collateral
We invest in financial assets which may be secured by real estate properties, pools of financial assets, third-party financial guarantees, credit insurance, and other arrangements.

For OTC derivatives, collateral is collected from and pledged to counterparties to manage credit exposure according to the Credit Support Annex ("CSA"), which forms part of the International Swaps and Derivatives Association's ("ISDA") master agreements. It is common practice to execute a CSA in conjunction with an ISDA master agreement. Under the ISDA master agreements for OTC derivatives, we have a right of offset in the event of default, insolvency, bankruptcy, or other early termination. In the ordinary course of business, bilateral OTC exposures under these agreements are substantially mitigated through associated collateral agreements with a majority of our counterparties.

For exchange-traded derivatives subject to derivative clearing agreements with the exchanges and clearinghouses, there is no provision for set-off at default. Initial margin is excluded from the table below as it would become part of a pooled settlement process.

For repurchase agreements and reverse repurchase agreements, assets are sold or purchased with a commitment to resell or repurchase at a future date. Additional collateral may be pledged to or collected from counterparties to manage credit exposure according to bilateral repurchase or reverse repurchase agreements. In the event of default by a counterparty, we are entitled to liquidate the assets we hold as collateral to offset against obligations to the same counterparty.

In the case of securities lending or borrowing, assets are lent or borrowed with a commitment from or to the counterparty to return at a future date. For securities lending, cash or securities are received as collateral from the counterparty; for securities borrowing, debt securities are pledged as collateral to the counterparty. In the event of default by the counterparty, we are entitled to liquidate the assets we hold as collateral to offset against obligations to the same counterparty.
We do not offset financial instruments in our Consolidated Statements of Financial Position, as our rights of offset are conditional. The following tables present the effect of conditional netting and similar arrangements. Similar arrangements include global master repurchase agreements, security lending agreements, and any related rights to financial collateral.

As at December 31,		2024			2023
Financial instruments presented in the Consolidated Statements of Financial Position(1)		Related amounts not set off in the Consolidated Statements of Financial Position			Financial instruments presented in the Consolidated Statements of Financial Position(1)	Related amounts not set off in the Consolidated Statements of Financial Position
		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount
Financial assets:
Derivative assets (Note 6.A.v)	$1,971	$(1,043)	$(787)	$141	$2,183	$(738)	$(1,316)	$129
Reverse repurchase agreements (Note 8)	33	(33)	—	—	28	(28)	—	—
Total financial assets	$2,004	$(1,076)	$(787)	$141	$2,211	$(766)	$(1,316)	$129
Financial liabilities:
Derivative liabilities (Note 6.A.v)	$(2,077)	$1,043	$936	$(98)	$(1,311)	$738	$489	$(84)
Repurchase agreements (Note 5.F.ii)	(2,840)	33	2,807	—	(2,705)	28	2,677	—
Cash collateral on securities lent (Note 5.F.iii)	(194)	—	184	(10)	(187)	—	176	(11)
Obligations for securities borrowing	(239)	—	239	—	(223)	—	223	—
Total financial liabilities	$(5,350)	$1,076	$4,166	$(108)	$(4,426)	$766	$3,565	$(95)

(1)    Net amounts of the financial instruments presented in our Consolidated Statements of Financial Position are the same as our gross recognized financial instruments, as we do not offset financial instruments in our Consolidated Statements of Financial Position.
(2)    Financial collateral presented in the table above excludes overcollateralization and, for exchange-traded derivatives, initial margin. Total financial collateral at fair value, including initial margin and overcollateralization, received on derivative assets was $895 (December 31, 2023 — $1,443), received on reverse repurchase agreements was $33 (December 31, 2023 — $28), pledged on derivative liabilities was $2,126 (December 31, 2023 — $1,472), and pledged on repurchase agreements was $2,840 (December 31, 2023 — $2,705).
6.A.iii Concentration Risk
Concentrations of credit risk arise from exposures to a single debtor, a group of related debtors, or groups of debtors that have similar credit risk characteristics, such as groups of debtors in the same economic or geographic regions or in similar industries. Related issuers may have similar economic characteristics so that their ability to meet contractual obligations may be impacted similarly by changes in the economic or political conditions. We manage this risk by appropriately diversifying our investment portfolio through the use of concentration limits. In particular, we maintain policies which set counterparty exposure limits to manage the credit exposure for investments in any single issuer or to the same underlying credit. Exceptions exist for investments in securities which are issued or guaranteed by the Government of Canada, U.S. or UK and issuers for which the Risk Committee have granted specific approval. Mortgages are collateralized by the related property, and generally do not exceed 75% of the value of the property at the time the original loan is made. Our mortgages and loans are diversified by type and location and, for mortgages, by borrower. Loans provide diversification benefits (name, industry and geography) and often provide stronger covenants and collateral than public debt securities, thereby providing both better credit protection and potentially higher recoveries in the event of default. The following tables provide details of the debt securities, mortgages and loans held by issuer country, geographic location and industry sector, where applicable.

The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2024			2023
	FVTPL	FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Canada	$34,472	$3,614	$38,086	$30,180	$4,339	$34,519
United States	20,986	6,486	27,472	20,111	6,266	26,377
United Kingdom	1,320	561	1,881	1,224	517	1,741
Other	11,328	3,188	14,516	9,665	3,191	12,856
Total debt securities	$68,106	$13,849	$81,955	$61,180	$14,313	$75,493
The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,		2024		2023
FVTPL		FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$6,803	$734	$7,537	$5,161	$849	$6,010
Canadian provincial and municipal government	15,302	353	15,655	13,694	557	14,251
U.S. government and agency	626	509	1,135	712	658	1,370
Other foreign government	3,796	413	4,209	3,329	473	3,802
Total government issued or guaranteed debt securities	26,527	2,009	28,536	22,896	2,537	25,433
Corporate debt securities by industry sector:
Financials	8,659	2,893	11,552	8,171	2,889	11,060
Utilities	6,859	763	7,622	6,244	815	7,059
Industrials	4,424	951	5,375	4,510	979	5,489
Energy	3,258	446	3,704	2,793	479	3,272
Communication services	2,647	373	3,020	2,727	422	3,149
Real estate	1,882	423	2,305	1,987	538	2,525
Health care	1,644	363	2,007	1,625	413	2,038
Consumer staples	1,301	256	1,557	1,490	315	1,805
Consumer discretionary	1,011	747	1,758	950	776	1,726
Information technology	890	202	1,092	730	174	904
Materials	819	202	1,021	922	180	1,102
Total corporate debt securities	33,394	7,619	41,013	32,149	7,980	40,129
Asset-backed securities	8,185	4,221	12,406	6,135	3,796	9,931
Total debt securities	$68,106	$13,849	$81,955	$61,180	$14,313	$75,493

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2024	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,398	$1,169	$—	$—	$2,567
Office	1,385	1,248	—	—	2,633
Multi-family residential	3,451	1,048	—	—	4,499
Industrial	2,369	1,314	—	—	3,683
Other	799	49	208	—	1,056
Total mortgages(1)	$9,402	$4,828	$208	$—	$14,438
Loans	$12,560	$18,856	$4,478	$7,287	$43,181
Total mortgages and loans	$21,962	$23,684	$4,686	$7,287	$57,619

(1)    $3,630 of mortgages in Canada are insured by the CMHC.

As at December 31, 2023	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,376	$1,182	$—	$—	$2,558
Office	1,500	1,254	—	—	2,754
Multi-family residential	3,838	1,001	—	—	4,839
Industrial	1,839	1,115	—	—	2,954
Other	824	57	159	—	1,040
Total mortgages(1)	$9,377	$4,609	$159	$—	$14,145
Loans	$12,924	$17,086	$4,089	$6,356	$40,455
Total mortgages and loans	$22,301	$21,695	$4,248	$6,356	$54,600

(1)    $4,023 of mortgages in Canada are insured by the CMHC.
6.A.iv Contractual Maturities
The contractual maturities of debt securities are shown in the following table. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2024			2023
	FVTPL	FVOCI	Total debt securities	FVTPL	FVOCI	Total debt securities
Due in 1 year or less	$1,932	$2,385	$4,317	$1,697	$3,079	$4,776
Due in years 2-5	9,733	6,496	16,229	8,763	6,272	15,035
Due in years 6-10	10,662	1,922	12,584	9,513	2,199	11,712
Due after 10 years	45,779	3,046	48,825	41,207	2,763	43,970
Total debt securities	$68,106	$13,849	$81,955	$61,180	$14,313	$75,493

The carrying value of mortgages by scheduled maturity, before the allowance for ECL, is as follows:

As at December 31,	2024				2023
	FVTPL	FVOCI	Amortized cost	Total	FVTPL	FVOCI	Amortized cost	Total
Due in 1 year or less	$1,344	$66	$283	$1,693	$852	$58	$171	$1,081
Due in years 2-5	5,745	340	929	7,014	5,605	222	1,129	6,956
Due in years 6-10	3,814	8	343	4,165	3,510	8	495	4,013
Due after 10 years	1,563	3	—	1,566	2,093	3	—	2,096
Total mortgages	$12,466	$417	$1,555	$14,438	$12,060	$291	$1,795	$14,146

The carrying value of loans by scheduled maturity, before the allowance for ECL, is as follows:

As at December 31,	2024				2023
	FVTPL	FVOCI	Amortized cost	Total	FVTPL	FVOCI	Amortized cost	Total
Due in 1 year or less	$2,262	$324	$100	$2,686	$2,285	$257	$126	$2,668
Due in years 2-5	7,863	1,240	199	9,302	6,768	966	163	7,897
Due in years 6-10	10,354	494	21	10,869	9,177	401	27	9,605
Due after 10 years	20,288	50	—	20,338	20,262	33	—	20,295
Total loans	$40,767	$2,108	$320	$43,195	$38,492	$1,657	$316	$40,465

Notional amounts of derivative financial instruments are the basis for calculating payments and are generally not the actual amounts exchanged. The following table provides the notional amounts of derivative instruments outstanding by type of derivative and term to maturity:

	Terms to maturity
As at	Notional Amount
	Under 1 Year	1 to 5 Years	Over 5 Years	Total
December 31, 2024
Derivative designated as hedging instrument:
Foreign exchange contracts / Currency risk(1)	$888	$—	$14	$902
Equity price risk(2)	60	128	—	188
Total designated as hedging instrument	948	128	14	1,090
Derivative investments(3)	28,359	13,251	32,254	73,864
Total derivatives	$29,307	$13,379	$32,268	$74,954
December 31, 2023
Derivative designated as hedging instrument:
Foreign exchange contracts / Currency risk(1)	$828	$40	$—	$868
Equity price risk(2)	54	114	—	168
Total designated as hedging instrument	882	154	—	1,036
Derivative investments(3)	27,534	11,125	30,726	69,385
Total derivatives	$28,416	$11,279	$30,726	$70,421

(1)    The average fixed rate is 4% (December 31, 2023 — 4%). The average CAD-USD exchange rate is $1.42 (December 31, 2023 — $1.56).
(2)    The average price is $69 (December 31, 2023 — $66).
(3)    Derivatives investments are derivatives that have not been designated as hedges for accounting purposes.
The following table provides the fair value of derivative instruments outstanding by term to maturity:

As at December 31,	2024				2023
	Term to maturity				Term to maturity
	Under 1 Year	1 to 5 Years	Over 5 Years	Total	Under 1 Year	1 to 5 Years	Over 5 Years	Total
Derivative assets	$227	$271	$1,473	$1,971	$337	$266	$1,580	$2,183
Derivative liabilities	$(536)	$(278)	$(1,263)	$(2,077)	$(115)	$(137)	$(1,059)	$(1,311)
6.A.v Asset Quality
The following sections describe our assessment of the credit quality of our financial assets. We monitor credit quality based on internal ratings as well as ratings assigned by external rating agencies where available.
Derivative Financial Instruments by Counterparty Credit Rating
Derivative instruments consist of bilateral OTC contracts negotiated directly between counterparties, OTC contracts cleared through central clearing houses or exchange-traded contracts. Since a counterparty failure in an OTC derivative transaction could render it ineffective for hedging purposes, we generally transact our derivative contracts with highly-rated counterparties. In limited circumstances, we enter into transactions with lower-rated counterparties if credit enhancement features are included.

We pledge and hold assets as collateral under CSAs for bilateral OTC derivative contracts. The collateral is realized in the event of early termination as defined in the agreements. The assets held and pledged are primarily cash and debt securities issued by the Canadian federal government and U.S. government and agencies. While we are generally permitted to sell or re-pledge the assets held as collateral, we have not sold or re-pledged any assets. Exchange-traded and cleared OTC derivatives require the posting of initial margin, as well as daily cash settlement of variation margin. The terms and conditions related to the use of the collateral are consistent with industry practice.

Further details on collateral held and pledged as well as the impact of netting arrangements are included in Note 6.A.ii.

The following table shows the OTC derivative financial instruments with a positive fair value split by counterparty credit rating:

As at December 31,	2024			2023
	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)
Over-the-counter contracts:
AA	$494	$(203)	$291	$472	$(136)	$336
A	1,438	(840)	598	1,686	(603)	1,083
BBB	8	—	8	—	—	—
Total over-the-counter derivatives(1)	$1,940	$(1,043)	$897	$2,158	$(739)	$1,419

(1)    Exchange-traded derivatives with a positive fair value of $31 in 2024 (2023 — $25) are excluded from the table above, as they are subject to daily margining requirements. Our credit exposure on these derivatives is with the exchanges and clearinghouses.
(2)    Used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all contracts with a positive fair value.
(3)    The credit risk associated with derivative assets subject to master netting arrangements is reduced by derivative liabilities due to the same counterparty in the event of default or early termination. Our overall exposure to credit risk reduced through master netting arrangements may change substantially following the reporting date as the exposure is affected by each transaction subject to the arrangement.
(4)    Net replacement cost is positive replacement cost less the impact of master netting agreements.
Credit Default Swaps by Underlying Financial Instrument Credit Rating
Credit default swaps ("CDS") are OTC contracts that transfer credit risk related to an underlying referenced financial instrument from one counterparty to another. The purchaser receives protection against the decline in the value of the referenced financial instrument as a result of specified credit events such as default or bankruptcy. The seller receives a periodic premium in return for payment contingent on a credit event affecting the referenced financial instrument. CDS index contracts are those where the underlying referenced financial instruments are a group of assets. The Company enters into credit derivatives to replicate credit exposure of an underlying reference security and enhance investment returns. The credit risk ratings of the underlying reference securities for single name contracts were established in accordance with the internal rating process described in the Credit Risk Management Governance and Control section.
The following table provides a summary of the credit default swap protection sold by credit rating of the underlying reference security:

As at December 31,	2024		2023
	Notional amount	Fair value	Notional amount	Fair value
Single name credit default swap contracts:
A	$552	$7	$491	$5
BBB	499	13	540	15
Total single name credit default swap contracts	1,051	20	1,031	20
Credit default swap index contracts	432	(10)	—	—
Total credit default swap contracts sold	$1,483	$10	$1,031	$20
Reinsurance Contract Held Assets by Credit Rating
The table below presents the distribution of reinsurance contract held assets by credit rating:

As at December 31,	2024				2023
	Gross exposure	Collateral	Net exposure		Gross exposure	Collateral	Net exposure
				%				%
AA or A	$3,670	$4	$3,666	95	$3,550	$7	$3,543	97
Below 'A'	2,531	2,416	115	3	2,217	2,135	82	2
Not rated	117	51	66	2	27	5	22	1
Total reinsurance contract held assets	$6,318	$2,471	$3,847	100	$5,794	$2,147	$3,647	100
6.A.vi Impairment of Financial Assets
Significant increase in credit risk
The assessment of significant increase in credit risk requires judgment. We assign counterparties a relevant internal credit risk rating grade depending on their credit quality. Changes in borrower-specific internal risk ratings is a primary indicator of significant increase in credit risk.

At each reporting date, movements between Stage 1 and Stage 2 are determined based on whether an instrument’s internal rating as at the reporting date has increased (decreased) significantly relative to the date it was initially recognized. We assess whether there has been a significant increase in credit risk for exposures since initial recognition by comparing the risk of default occurring over the remaining expected life from the reporting date and the date of initial recognition. The assessment considers borrower-specific quantitative and qualitative information without consideration of collateral, and the impact of forward-looking macroeconomic factors. Unless identified at an earlier stage, the credit risk of financial assets is deemed to have increased significantly when more than 30 days past due or moved to Watch List status and such assets are automatically migrated to Stage 2. Exposures are classified as "Watch List" when there is a moderate deterioration in credit quality, but the full payment of principal and interest is still expected to be collected, or there is an increased possibility of the exposure being impaired in the near term. No impairment charge is recorded for unrealized losses on assets related to these debtors.
Incorporation of forward-looking information
The measurement of ECL for each stage and the assessment of significant increase in credit risk considers future events and economic conditions.

The probability of default ("PD"), loss given default ("LGD") and exposure at default ("EAD") inputs used to estimate allowance for ECL are modelled based on the macroeconomic variables (or changes in macroeconomic variables) that are most closely correlated with credit losses in the relevant portfolio.

Our estimation of ECL is a discounted probability-weighted estimate that considers a minimum of three future macroeconomic scenarios (base case, upside and downside) and probability weights are attributed to each scenario. All scenarios considered are applied to all portfolios subject to ECL with the same probabilities. Our assessment of significant increase in credit risk is based on changes in internal rating as at the reporting date.

We subscribe to Moody's Analytics economic forecasting services and leverage its forward-looking macroeconomic information to model ECL.
The table below includes the key macroeconomic variables, primarily but not limited to what is provided below, and the ranges of scenarios incorporated in the model within the U.S. and Canada:

	For the three months ended December 31, 2024		Average value over the next 12 months			Average value over the remaining forecast period
			Base case	Upside case	Downside case	Base case	Upside case	Downside case
U.S.
Gross Domestic Product	$29,633	(1)	4.2%	5.8%	(0.4)%	4.3%	4.6%	3.8%
Unemployment Rate	4.2%		4.1%	3.3%	7.3%	4.0%	3.3%	7.2%
BBB Bonds Spreads	1.2%		1.9%	1.6%	2.6%	2.0%	2.0%	2.1%
Canada
Gross Domestic Product	$2,396	(1)	1.9%	3.3%	(1.9)%	2.0%	2.6%	1.9%
Unemployment Rate	6.7%		6.8%	6.5%	8.1%	6.5%	6.0%	9.3%
Oil Price	$76.10		$74.60	$79.20	$58.90	$72.10	$74.60	$62.60
	For the three months ended December 31, 2023		Average value over the next 12 months			Average value over the remaining forecast period
			Base case	Upside case	Downside case	Base case	Upside case	Downside case
U.S.
Gross Domestic Product	$22,538	(1)	1.3%	3.5%	(2.4)%	2.2%	2.4%	2.5%
Unemployment Rate	3.8%		4.0%	3.1%	6.7%	4.0%	3.3%	6.7%
BBB Bonds Spreads	1.9%		2.2%	1.9%	3.1%	2.1%	2.1%	2.1%
Canada
Gross Domestic Product	$2,201	(1)	1.6%	3.6%	(2.1)%	1.9%	2.3%	1.6%
Unemployment Rate	5.8%		6.0%	5.2%	8.2%	5.9%	4.8%	8.6%
Oil Price	$85.60		$82.10	$84.70	$65.60	$71.40	$71.80	$61.00

(1)    Presented in billions.
Measurement of ECL
ECL is measured as the probability-weighted present value of expected cash shortfalls expected to result from defaults over the relevant time horizon, which is the maximum contractual period over which we are exposed to credit risk, including consideration of prepayments, and extensions.

The mechanics of the ECL calculations are outlined below and the key elements are as follows: PD, LGD, and EAD.

The PD is an estimate of the likelihood of default over a given time horizon. It is estimated as at a point in time based on historical losses, along with consideration of economic scenarios and forward-looking information.

LGD is the magnitude of the likely loss if there is a default at a given time. It is based on the difference in the present values of the contractual cash flows due and those that the lender would expect to receive, including from the realization of any collateral (net of directly attributable costs).

EAD represents the expected exposure in the event of a default. We derive the EAD from the current exposure to the counterparty and potential changes to the current amount allowed under the contract, including amortization, and prepayments.

An ECL estimate is produced for each individual exposure. Relevant parameters are modelled on a collective basis using portfolio segmentation that allows for appropriate incorporation of forward-looking information. To reflect other characteristics that are not already considered through modelling, expert credit judgment can be exercised in determining the final ECL.
Qualitative adjustments or overlays
The inputs and models used for calculating ECL may not always capture all characteristics of the market at the date of the financial statements. This could be a case where a major event occurs close to the reporting date, so that the potential effects are not appropriately captured in the models and inputs. To reflect this, qualitative adjustments or overlays are occasionally made as temporary adjustments when such differences are material.
The following table shows reconciliations from the opening balance to the closing balance of the allowance for ECL by class of financial instrument:

For the years ended			December 31, 2024		December 31, 2023
	Performing		Impaired	Total	Performing		Impaired	Total
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
Debt securities:
Balance, beginning of year	$30	$2	$—	$32	$30	$2	$—	$32
Provision for credit losses:
New originations or purchases	9	—	—	9	9	—	—	9
Derecognition or maturities	(10)	(1)	—	(11)	(6)	—	—	(6)
Net remeasurement(1)	(4)	—	—	(4)	(3)	—	—	(3)
Balance, end of year	$25	$1	$—	$26	$30	$2	$—	$32
Mortgages and loans:
Balance, beginning of year	$8	$—	$49	$57	$4	$—	$39	$43
Provision for credit losses:
New originations or purchases	4	1	—	5	5	—	—	5
Derecognition or maturities	(1)	—	—	(1)	—	—	—	—
Net remeasurement(1)	(5)	—	11	6	(1)	—	10	9
Write-offs, net of recoveries, and other adjustments	—	—	(5)	(5)	—	—	—	—
Balance, end of year	$6	$1	$55	$62	$8	$—	$49	$57

(1)    Includes changes in the measurement resulting from the significant changes in credit risk and from changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes in forward looking macroeconomic conditions.
Credit risk exposure by internal rating
The following table presents the gross carrying amount of mortgages and loans at amortized cost and the fair value of mortgages and loans and debt securities at FVOCI. Risk ratings are based on internal ratings used in the measurement of ECL, as at the reporting date.

As at December 31,	2024				2023
	Performing		Impaired	Total	Performing		Impaired	Total
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
Mortgages and loans at amortized cost:
Investment grade	$1,791	$41	$—	$1,832	$2,046	$25	$—	$2,071
Non-investment grade	—	8	—	8	—	25	—	25
Impaired	—	—	35	35	—	—	15	15
Total mortgages and loans at amortized cost	1,791	49	35	1,875	2,046	50	15	2,111
Less: Total allowance for ECL	1	—	13	14	1	—	10	11
Total mortgages and loans at amortized cost, net of total allowance for ECL	$1,790	$49	$22	$1,861	$2,045	$50	$5	$2,100
Mortgages and loans at FVOCI:
Investment grade	$2,433	$14	$—	$2,447	$1,806	$12	$—	$1,818
Non-investment grade	57	13	—	70	83	45	—	128
Impaired	—	—	8	8	—	—	2	2
Total mortgages and loans at FVOCI	$2,490	$27	$8	$2,525	$1,889	$57	$2	$1,948
Debt securities at FVOCI:
Investment grade	$13,649	$18	$—	$13,667	$13,834	$54	$—	$13,888
Non-investment grade	180	2	—	182	389	36	—	425
Total debt securities at FVOCI	$13,829	$20	$—	$13,849	$14,223	$90	$—	$14,313
Management assesses debt securities, mortgages and loans for objective evidence of impairment at each reporting date. We employ a portfolio monitoring process to identify assets or groups of assets that have objective evidence of impairment, having experienced a loss event or events that have an impact on the estimated future cash flows of the asset or group of assets. There are inherent risks and uncertainties in our evaluation of assets or groups of assets for objective evidence of impairment, including both internal and external factors such as general economic conditions, issuers' financial conditions and prospects for economic recovery, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater than expected liquidity needs. All of these factors could impact our evaluation of an asset or group of assets for objective evidence of impairment.

Management exercises considerable judgment in assessing for objective evidence of impairment and, based on its assessment, classifies specific assets as either performing or into one of the following credit quality lists:

"Monitor List" — the timely collection of all contractually specified cash flows is reasonably assured, but changes in issuer-specific facts and circumstances require monitoring. No impairment charge is recorded for unrealized losses on assets related to these debtors.

"Watch List" — the timely collection of all contractually specified cash flows is reasonably assured, but changes in issuer-specific facts and circumstances require heightened monitoring. An asset is moved from the Monitor List to the Watch List when changes in issuer-specific facts and circumstances increase the possibility that a security may experience a loss event on an imminent basis. No impairment charge is recorded for unrealized losses on assets related to these debtors.

"Impaired List" — the timely collection of all contractually specified cash flows is no longer reasonably assured. For these investments that are classified as FVOCI or amortized cost, an impairment charge is recorded or the asset is sold and a realized loss is recorded as a charge to income. Impairment charges and realized losses are recorded on assets related to these debtors.

Our approach to determining whether there is objective evidence of impairment varies by asset type. However, we have a process to ensure that in all instances where a decision has been made to sell an asset at a loss, the asset is impaired.
Debt Securities
Objective evidence of impairment on debt securities involves an assessment of the issuer's ability to meet current and future contractual interest and principal payments. In determining whether debt securities have objective evidence of impairment, we employ a screening process. The process identifies securities in an unrealized loss position, with particular attention paid to those securities whose fair value to amortized cost percentages have been less than 80% for an extended period of time. Discrete credit events, such as a ratings downgrade, are also used to identify securities that may have objective evidence of impairment. The securities identified are then evaluated based on issuer-specific facts and circumstances, including an evaluation of the issuer's financial condition and prospects for economic recovery, evidence of difficulty being experienced by the issuer's parent or affiliate, and management's assessment of the outlook for the issuer's industry sector.

Management also assesses previously impaired debt securities whose fair value has recovered to determine whether the recovery is objectively related to an event occurring subsequent to the impairment loss that has an impact on the estimated future cash flows of the asset.

Asset-backed securities are assessed for objective evidence of impairment. Specifically, we periodically update our best estimate of cash flows over the life of the security. In the event that there is an adverse change in the expected cash flows, the asset is impaired. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Losses incurred on the respective mortgage-backed securities portfolios are based on loss models using assumptions about key systematic risks, such as unemployment rates and housing prices, and loan-specific information such as delinquency rates and loan-to-value ratios.
Mortgages and Loans
Objective evidence of impairment on mortgages and loans involves an assessment of the borrower's ability to meet current and future contractual interest and principal payments. In determining whether objective evidence of impairment exists, we consider a number of factors including, but not limited to, the financial condition of the borrower and, for collateral dependent mortgages and loans, the fair value of the collateral.

Mortgages and loans causing concern are monitored closely and evaluated for objective evidence of impairment. For these mortgages and loans, we review information that is appropriate to the circumstances, including recent operating developments, strategy review, timelines for remediation, financial position of the borrower and, for collateral-dependent mortgages and loans, the value of security as well as occupancy and cash flow considerations.

In addition to specific allowances, circumstances may warrant a collective allowance based on objective evidence of impairment for a group of mortgages and loans. We consider regional economic conditions, developments for various property types, and significant exposure to struggling tenants in determining whether there is objective evidence of impairment for certain collateral dependent mortgages and loans, even though it is not possible to identify specific mortgages and loans that are likely to become impaired on an individual basis.

Management also assesses previously impaired mortgages and loans to determine whether a recovery is objectively related to an event occurring subsequent to the impairment loss that has an impact on the estimated future cash flows of the asset.
6.B Market Risk
Risk Description
We are exposed to market risk, which is defined as the risk that the value or future cash flows of insurance and investment contract liabilities or financial assets will fluctuate because of changes or volatility in market prices. Market risk includes equity, interest rate and spread, real estate, foreign currency, and inflation risks.
Market Risk Management Governance and Control
We employ a wide range of market risk management practices and controls as outlined below:
•Market risk governance practices are in place, including independent monitoring and review and reporting to senior management and the Risk Committee.
•Income and regulatory capital sensitivities are monitored, managed, and reported against pre-established risk appetite limits for equity, interest rate, credit spread, real estate and foreign currency risks.
•Comprehensive asset-liability management and hedging policies, programs and practices are in place.
•Regulatory solvency requirements include risk-based capital requirements and are monitored regularly.
•Product Design and Pricing Policy requires a detailed risk assessment and pricing provisions for material risks.
•Stress-testing techniques, such as FCT, are used to measure the effects of large and sustained adverse market movements.
•Insurance contract liabilities are established in accordance with IFRS.
•Internal capital targets are established at an enterprise level to cover all risks and are above minimum regulatory and supervisory levels. Actual capital levels are monitored to ensure they exceed internal targets.

Specific market risks and our risk management strategies are discussed below in further detail.
6.B.i Equity Risk
Equity risk is the potential for financial loss arising from declines or volatility in public or private equity market prices. We are exposed to equity risk from a number of sources.

We generate revenue in our asset management businesses and from certain protection and wealth contracts where fees are levied on account balances that are affected directly by equity market levels. Accordingly, we have further exposure to equity risk as adverse fluctuations in the market value of such assets will result in corresponding adverse impacts on revenue and income. In addition, declining and volatile equity markets may have a negative impact on sales and redemptions (surrenders) in these businesses, and this may result in further adverse impacts on net income.

A portion of our exposure to equity risk arises in connection with benefit guarantees on segregated fund products, some participating insurance contracts, some adjustable insurance contracts, and some universal life contracts. These benefit guarantees may be triggered upon death, maturity, withdrawal or annuitization. The cost of providing these guarantees is uncertain and depends upon a number of factors, including general capital market conditions, our hedging strategies, policyholder behaviour and mortality experience, each of which may result in negative impacts on net income.

We also have direct exposure to equity markets from the investments supporting other general account liabilities, surplus, and employee benefit plans. These exposures fall within our risk-taking philosophy and appetite, and are therefore generally not hedged.
The carrying value of equities by issuer country is shown in the following table:

As at December 31,	2024			2023
	FVTPL	FVOCI	Total equities	FVTPL	FVOCI	Total equities
Canada	$3,821	$—	$3,821	$3,081	$—	$3,081
United States	2,600	74	2,674	2,185	68	2,253
United Kingdom	71	—	71	105	—	105
Other	3,408	—	3,408	1,699	—	1,699
Total equities	$9,900	$74	$9,974	$7,070	$68	$7,138
6.B.ii Interest Rate and Spread Risk
Interest rate and spread risk includes the potential for financial loss arising from changes in the value of insurance and investment contract liabilities and financial assets due to changes or volatility in interest rates or spreads. In practice, when asset cash flows and the policy obligations they support are not matched, this may result in the need to either sell assets to meet policy payments and expenses or reinvest excess asset cash flows in unfavourable interest rate or credit spread environments. This risk is managed in our asset-liability management program.

Our primary exposure to interest rate and spread risk arises from insurance and investment contracts that contain guarantees in the form of minimum crediting rates, maximum premium rates, settlement options, guaranteed annuitization options and minimum benefits. If investment returns fall below guaranteed levels, we may be required to increase liabilities or capital in respect of these contracts. The guarantees attached to these products may be applicable to both past premiums collected and future premiums not yet received. Segregated fund contracts provide benefit guarantees that are linked to underlying fund performance and may be triggered upon death, maturity, withdrawal or annuitization. Exposure to guarantees is managed within our risk appetite limits through our asset-liability management program, which may include the use of hedging strategies utilizing interest rate derivatives such as interest rate floors, swaps, futures and swaptions. The impact of these guarantees on net income are included in the disclosed market risk sensitivities.
Significant changes or volatility in interest rates or spreads could have a negative impact on sales of certain protection and wealth products, and adversely impact the expected pattern of redemptions (surrenders) on existing policies.
•Increases in interest rates or widening credit spreads may increase the risk that policyholders will surrender their contracts, potentially forcing us to liquidate assets at a loss. While we have established hedging programs in place and our protection and wealth products often contain surrender mitigation features, these may not be sufficient to fully offset the adverse impact of changes in interest rates or spreads.
•Declines in interest rates or narrowing spreads can result in compression of the net spread between interest earned on investments and interest credited to policyholders, increased asset calls, mortgage and structured security prepayments, and net reinvestment of positive cash flows at lower yields, and therefore can adversely impact our profitability and financial position.
•Negative interest rates may additionally result in losses on our cash and short-term deposits and low or negative returns on our fixed income assets impacting our profitability.
•A sustained low interest rate environment may additionally adversely impact our net income and our ability to implement our business strategy and plans. This may be realized through lower sales, less profitable new business, changes in the pattern of redemptions on existing policies, among other impacts.

We also have direct exposure to interest rates and spreads from investments supporting other general account liabilities, surplus and employee benefit plans. Higher interest rates or wider spreads will reduce the value of our existing assets. Conversely, lower interest rates or a narrowing of spreads will result in reduced investment income on new fixed income asset purchases. These exposures fall within our risk-taking philosophy and appetite and are therefore generally not hedged.
6.B.iii Real Estate Risk
Real estate risk is the potential for financial loss arising from fluctuations in the value of, or future cash flows from, our investments in real estate. We are exposed to real estate risk and may experience financial losses resulting from the direct ownership of real estate investments or indirectly through fixed income investments secured by real estate property, leasehold interests, ground rents, and purchase and leaseback transactions.

Real estate price risk may arise from external market conditions, inadequate property analysis, inadequate insurance coverage, inappropriate real estate appraisals, or from environmental risk exposures.

We hold real estate investments that support general account liabilities and surplus, and fluctuations in value will affect our net income. A material and sustained increase in interest rates may lead to deterioration in real estate values.
6.B.iv Foreign Currency Risk
Foreign currency risk is the result of mismatches in the currency of our assets and liabilities (inclusive of capital), and cash flows. This risk may arise from a variety of sources such as foreign currency transactions and services, foreign currency hedging, investments denominated in foreign currencies, investments in foreign subsidiaries and net income from foreign operations. Changes or volatility in foreign exchange rates, including a change to currencies that are fixed in value to another currency, could adversely affect our net income.

As an international provider of financial services, we operate in a number of countries, with revenues and expenses denominated in several local currencies. In each country in which we operate, we generally maintain the currency profile of assets to match the currency of liabilities and required capital. This approach provides an operational hedge against disruptions in local operations caused by currency fluctuations. Foreign currency derivative contracts such as currency swaps and forwards are used as a risk management tool to manage the currency exposure in accordance with our Asset Liability Management Policy. As at December 31, 2024 and December 31, 2023, the Company did not have a material foreign currency risk exposure.

Changes in exchange rates can affect our net income and surplus when financial results in functional currencies are translated into Canadian dollars. Net income earned outside of Canada is generally not currency hedged and a weakening in the local currency of our foreign operations relative to the Canadian dollar can have a negative impact on our net income reported in Canadian currency. A strengthening in the local currency of our foreign operations relative to the Canadian dollar would have the opposite effect. Regulatory capital ratios could also be impacted by changes in exchange rates.
6.B.v Inflation Risk
Inflation risk is the potential for financial loss arising from changes in inflation rates. This risk results from insurance contract liabilities that are linked to market measures of inflation such as the Consumer Price Index. The primary sources for this risk exposure are from certain group and retail annuity contracts and group long term disability contracts. In these contracts, the annuity and disability benefit payments may be linked to an indexing formula containing an inflation price index. Benefit payments linked to inflation indices may also include various caps, floors and averaging mechanisms that vary across product designs.

Exposure to inflation risk is managed within our asset-liability management program, primarily by investing in inflation linked assets to match liability exposures.

The impact of inflation on general account expenses is discussed in Note 7.A.v Expense Risk in this document.
6.B.vi Market Risk Sensitivities
We utilize a variety of methods and measures to quantify our market risk exposures. These include duration management, key rate duration techniques, convexity measures, cash flow gap analysis, scenario testing, and sensitivity testing of earnings and regulatory capital ratios versus risk appetite limits.

The measurement of liabilities and assets are affected by the level of equity market performance, interest rates, credit and swap spreads and other market risk variables. The following sections set out the estimated immediate impact on, or sensitivity of, our net income and OCI to certain instantaneous changes in market variables as at December 31, 2024 and December 31, 2023.
The estimated sensitivities in the tables below reflect the impact of market movements on insurance contracts and investment contracts, assets backing insurance contracts, assets backing investment contracts, assets backing the surplus segment, and seed investments in our asset management subsidiaries.
Net income sensitivities to equity and real estate market movements are driven primarily by changes in the value of investments backing general account liabilities and surplus. Net income sensitivities to interest rates and spreads are driven by the net impact on liabilities and the assets backing them. Lower interest rates or a narrowing of spreads will result in increased liabilities for insurance contracts, offset by increased values of the assets backing general account liabilities. Higher interest rates or a widening of spreads will result in decreased liabilities for insurance contracts, offset by decreased values of the assets backing general account liabilities. Further detail on the impact of changes or volatility in market prices on assets and liabilities is provided under the headings "Equity Risk", "Interest Rate and Spread Risk", and "Real Estate Risk" above.

OCI sensitivities are impacted by changes in the market value of assets classified as FVOCI. The market value of FVOCI fixed income assets, which are held primarily backing surplus, investment contract and CSM liabilities, increases with lower interest rates or a narrowing of spreads, and decreases with higher interest rates or a widening of spreads.

As these market risk sensitivities reflect an instantaneous impact on net income and OCI, they do not include impacts over time such as the effect on fee income in our asset management businesses.

Refer to Additional Cautionary Language and Key Assumptions Related to Sensitivities in this section for important additional information regarding these estimates.
Equity Market Sensitivities
The following table sets out the estimated immediate impact on, or sensitivity of, our net income and OCI to certain instantaneous changes in equity market prices as at December 31, 2024 and December 31, 2023.

As at December 31,	2024				2023
Change in Equity Markets(1)(2)(3)	25% decrease	10% decrease	10% increase	25% increase	25% decrease	10% decrease	10% increase	25% increase
Potential impact on net income (after-tax)	$(550)	$(225)	$225	$575	$(400)	$(175)	$175	$425

(1)Represents the respective change across all equity markets as at December 31, 2024 and December 31, 2023. Assumes that actual equity exposures consistently and precisely track the broader equity markets. Since in actual practice equity-related exposures differ from broad market indices (due to the impact of active management, basis risk, investments in private equity and other factors), realized sensitivities may differ significantly from those illustrated above. Sensitivities include the impact of re-balancing equity hedges for hedging programs at 2% intervals (for 10% changes in equity markets) and at 5% intervals (for 25% changes in equity markets).
(2)The market risk sensitivities include the estimated impact of our hedging programs in effect as at December 31, 2024 and December 31, 2023, and include new business added and product changes implemented prior to such dates.
(3)Net income and OCI sensitivities have been rounded in increments of $25. The sensitivities exclude the market impacts on the income from our joint ventures in China and India.
Interest Rate Sensitivities
The following table sets out the estimated immediate impact on, or sensitivity of, our net income and OCI to certain instantaneous changes in interest rates as at December 31, 2024 and December 31, 2023.

As at December 31,	2024		2023
Change in Interest Rates(1)(2)(3)	50 basis point decrease	50 basis point increase	50 basis point decrease	50 basis point increase
Potential impact on net income (after-tax)	$(50)	$25	$(25)	$50
Potential impact on OCI(4)	$200	$(200)	$200	$(200)

(1)Interest rate sensitivities assume a parallel shift in assumed interest rates across the entire yield curve as at December 31, 2024 and December 31, 2023 with no change to the ultimate risk-free rate. Variations in realized yields based on factors such as different terms to maturity and geographies may result in realized sensitivities being significantly different from those illustrated above. Sensitivities include the impact of re-balancing interest rate hedges for hedging programs at 10 basis point intervals (for 50 basis point changes in interest rates).
(2)The market risk sensitivities include the estimated impact of our hedging programs in effect as at December 31, 2024 and December 31, 2023, and include new business added and product changes implemented prior to such dates.
(3)Net income and OCI sensitivities have been rounded in increments of $25. The sensitivities exclude the market impacts on the income from our joint ventures in China and India.
(4)The market risk OCI sensitivities exclude the impact of changes in the defined benefit obligations and plan assets.

The above sensitivities were determined using a 50 basis point change in interest rates and 10% and 25% changes in our equity markets because we believe that these market shocks were reasonably possible as at December 31, 2024. Significant changes in market variables may result in other than proportionate impacts on our sensitivities.
Credit Spread and Swap Sensitivities
The following tables set out the estimated immediate impact on, or sensitivity of, our net income and OCI to certain instantaneous changes in credit spreads and our net income and OCI to certain changes in swap spreads as at December 31, 2024 and December 31, 2023.

As at December 31,	2024		2023
Change in Credit Spreads(1)(2)	50 basis point decrease	50 basis point increase	50 basis point decrease	50 basis point increase
Potential impact on net income (after-tax)	$75	$(50)	$50	$(50)
Potential impact on OCI(3)	$200	$(200)	$200	$(175)

(1)The credit spread sensitivities assume a parallel shift in the indicated spreads across the entire term structure with no change to the ultimate liquidity premium. The sensitivities reflect a floor of zero on credit spreads where the spreads are not currently negative. Variations in realized spread changes based on different terms to maturity, geographies, asset classes and derivative types, underlying interest rate movements, and ratings may result in realized sensitivities being significantly different from those provided above.
(2)Net income and OCI sensitivities have been rounded in increments of $25. The sensitivities exclude the market impacts on the income from our joint ventures in China and India.
(3)The market risk OCI sensitivities exclude the impact of changes in the defined benefit obligations and plan assets.

As at December 31,	2024		2023
Change in Swap Spreads(1)(2)	20 basis point decrease	20 basis point increase	20 basis point decrease	20 basis point increase
Potential impact on net income (after-tax)	$(25)	$25	$(25)	$25

(1)The swap spread sensitivities assume a parallel shift in the indicated spreads across the entire term structure. Variations in realized spread changes based on different terms to maturity, geographies, asset classes and derivative types, underlying interest rate movements, and ratings may result in realized sensitivities being significantly different from those provided above.
(2)Net income and OCI sensitivities have been rounded in increments of $25. The sensitivities exclude the market impacts on the income from our joint ventures in China and India.
Real Estate Sensitivities
The following table sets out the estimated immediate impact on, or sensitivity of, our net income and OCI to certain instantaneous changes in the value of our real estate investments as at December 31, 2024 and December 31, 2023.

As at December 31,	2024		2023
Change in Real Estate Values(1)	10% decrease	10% increase	10% decrease	10% increase
Potential impact on net income (after-tax)	$(450)	$450	$(475)	$475

(1)Net income and OCI sensitivities have been rounded in increments of $25. The sensitivities exclude the market impacts on the income from our joint ventures in China and India.
6.B.vii Additional Cautionary Language and Key Assumptions Related to Sensitivities
Our market risk sensitivities are measures of our estimated change in net income and OCI for changes in market risk variables described above, based on market risk variables and business in force as at the reporting date. These sensitivities are calculated independently for each risk factor, generally assuming that all other risk variables stay constant. The sensitivities do not take into account indirect effects such as potential impacts on goodwill impairment or valuation allowances on deferred tax assets.

We have provided measures of our net income sensitivity to instantaneous changes in equity markets, interest rates, credit spreads, swap spreads, and real estate price levels. The cautionary language which appears in this section is applicable to all net income and OCI sensitivities.

Actual results can differ materially from these estimates for a variety of reasons, including differences in the pattern or distribution of the market shocks, the interaction between these risk factors, model error, or changes in other assumptions such as business mix, effective tax rates, policyholder behaviour, currency exchange rates and other market variables relative to those underlying the calculation of these sensitivities. The extent to which actual results may differ from the indicative ranges will generally increase with larger movements in risk variables. Our sensitivities as at December 31, 2023 have been included for comparative purposes only.

Sensitivities to interest rates and credit spreads assume a parallel shift in assumed interest rates across the entire yield curve or a parallel shift in the indicated spreads across the entire term structure, with no change to the ultimate risk-free rate or ultimate liquidity premium. Realized sensitivities may be significantly different from those illustrated based on factors such as different terms to maturity, geographies, asset classes and derivative types, and ratings.

The sensitivities reflect the composition of our assets and liabilities as at December 31, 2024 and December 31, 2023, respectively. Changes in these positions due to new sales or maturities, asset purchases/sales, or other management actions could result in material changes to these reported sensitivities. In particular, these sensitivities reflect the expected impact of hedging activities based on the hedging programs in place as at the December 31 calculation dates. The actual impact of hedging activity can differ materially from that assumed in the estimated sensitivities due to ongoing hedge re-balancing activities, changes in the scale or scope of hedging activities, changes in the cost or general availability of hedging instruments, basis risk (i.e., the risk that hedges do not exactly replicate the underlying portfolio experience), model risk, and other operational risks in the ongoing management of the hedge programs or the potential failure of hedge counterparties to perform in accordance with expectations.
Our hedging programs may themselves expose us to other risks, including basis risk, volatility risk, and increased levels of derivative counterparty credit risk, liquidity risk, model risk and other operational risks. These factors may adversely impact the net effectiveness, costs, and financial viability of maintaining these hedging programs and therefore adversely impact our profitability and financial position. While our hedging programs are intended to mitigate these effects (e.g., hedge counterparty credit risk is managed by maintaining broad diversification, dealing primarily with highly-rated counterparties, and transacting through OTC contracts cleared through central clearing houses, exchange-traded contracts or bilateral OTC contracts negotiated directly between counterparties that include CSA), residual risk, potential reported earnings and capital volatility remain.

The sensitivities are based on methods and assumptions in effect as at December 31, 2024 and December 31, 2023, as applicable. Changes in the regulatory environment, assumptions or methods used to measure assets and liabilities after those dates could result in material changes to the estimated sensitivities. Changes in market risk variables in excess of the changes illustrated may result in other than proportionate impacts.

The sensitivities reflect the CSM as at December 31, 2024 and December 31, 2023. For insurance contracts measured using the VFA, where the change in the effect of the time value of money and financial risk not arising from the underlying items adjusts the CSM, changes in the CSM balance will affect the sensitivity of income to changes in market risk variables.

For the reasons outlined above, our sensitivities should only be viewed as indicative estimates of the underlying sensitivities of each factor under these specialized assumptions, and should not be viewed as predictors of our future income and OCI. Given the nature of these calculations, we cannot provide assurance that actual impacts will be consistent with the estimates provided.
6.C Liquidity Risk
Risk Description
Liquidity risk is the possibility that we will not be able to fund all cash outflow commitments and collateral requirements as they fall due. This includes the risk of being forced to sell assets at depressed prices resulting in realized losses on sale. This risk also includes restrictions on our ability to efficiently allocate capital among our subsidiaries due to various market and regulatory constraints on the movement of funds. Our funding obligations arise in connection with the payment of policyholder benefits, expenses, reinsurance settlements, asset purchases, investment commitments, interest on debt, and dividends on common and preferred shares. Sources of available cash flow include general fund premiums and deposits, investment related inflows (such as maturities, principal repayments, investment income and proceeds of asset sales), proceeds generated from financing activities, and dividends and interest payments from subsidiaries. We have various financing transactions and derivative contracts under which we may be required to pledge collateral or to make payments to our counterparties for the decline in market value of specified assets. The amount of collateral or payments required may increase under certain circumstances (such as changes to interest rates, credit spreads, equity markets or foreign exchange rates), which could adversely affect our liquidity.
Liquidity Risk Management Governance and Control
We generally maintain a conservative liquidity position and employ a wide range of liquidity risk management practices and controls, which are described below:
•Liquidity risk governance practices are in place, including independent monitoring and review and reporting to senior management and the Risk Committee.
•Liquidity is managed in accordance with our Asset Liability Management Policy and operating guidelines.
•Liquidity contingency plans are maintained for the management of liquidity in a liquidity event.
•Stress testing is performed by comparing liquidity coverage risk metrics under a one-month stress scenario to our policy thresholds. These liquidity coverage risk metrics are measured and managed at the enterprise and legal entity levels.
•Stress testing of our collateral is performed by comparing collateral coverage ratios to our policy thresholds.
•Cash Management and asset-liability management programs support our ability to maintain our financial position by ensuring that sufficient cash flow and liquid assets are available to cover potential funding requirements. We invest in various types of assets with a view of matching them to our liabilities of various durations.
•Internal capital targets are established at an enterprise level to cover all risks and are above minimum regulatory and supervisory levels. Actual capital levels are monitored to ensure they exceed internal targets.
•We actively manage and monitor our capital and asset levels, and the diversification and credit quality of our investments.
•Various credit facilities for general corporate purposes are maintained.

We are subject to various regulations in the jurisdictions in which we operate. The ability of SLF Inc.'s subsidiaries to pay dividends and transfer funds is regulated in certain jurisdictions and may require local regulatory approvals and the satisfaction of specific conditions in certain circumstances. Through effective cash management and capital planning, SLF Inc. ensures that its subsidiaries, as a whole and on a stand-alone basis, are properly funded and maintain adequate liquidity to meet obligations, both individually and in aggregate.

Based on our historical cash flows and liquidity management processes, we believe that the cash flows from our operating activities will continue to provide sufficient liquidity for us to satisfy Client obligations, service debt obligations and to pay other expenses as they fall due.
6.C.i Maturity Analysis for Insurance Contracts
The following tables present the undiscounted estimated future cash flows of insurance contract and reinsurance contract held assets and liabilities on our Consolidated Statements of Financial Position. These cash flows include estimates related to the timing and payment of death and disability claims, policy surrenders, policy maturities, annuity payments, minimum guarantees on segregated fund products, policyholder dividends, amounts on deposit, commissions and premium taxes offset by contractual future premiums and fees on in-force contracts. These estimated cash flows are based on the best estimated assumptions used in the determination of insurance contract and reinsurance contract held assets and liabilities. Due to the use of assumptions, actual cash flows will differ from these estimates. Amounts payable on demand, which includes amounts on deposit, dividends on deposit, outstanding claims and policyholder account values, are included in the within 1 year time band. Amounts in the table include the LIC and LRC for contracts measured using the PAA. The amounts included in the table differ from the carrying value of the portfolio mainly due to discounting and RA.

As at	Within 1 Year		1 Year to 2 Years	2 Years to 3 Years	3 Years to 4 Years	4 Years to 5 Years	Over 5 Years	Total
December 31, 2024
Insurance contracts:
Insurance contract assets	$(633)		$(332)	$(272)	$(263)	$(241)	$(3,935)	$(5,676)
Insurance contract liabilities	11,269	(1)	3,254	3,363	4,059	5,211	729,030	756,186
Net insurance contract liabilities	$10,636		$2,922	$3,091	$3,796	$4,970	$725,095	$750,510
Reinsurance contract held:
Reinsurance contract held assets	$(847)	(1)	$(652)	$(685)	$(707)	$(728)	$(9,405)	$(13,024)
Reinsurance contract held liabilities	110		99	101	104	107	4,769	5,290
Net reinsurance contract held assets	$(737)		$(553)	$(584)	$(603)	$(621)	$(4,636)	$(7,734)
December 31, 2023
Insurance contracts:
Insurance contract assets	$(463)		$(323)	$(276)	$(248)	$(225)	$(3,305)	$(4,840)
Insurance contract liabilities	11,428	(1)	3,670	3,887	4,128	4,451	556,052	583,616
Net insurance contract liabilities	$10,965		$3,347	$3,611	$3,880	$4,226	$552,747	$578,776
Reinsurance contract held:
Reinsurance contract held assets	$(520)	(1)	$(54)	$(69)	$(105)	$(130)	$(11,330)	$(12,208)
Reinsurance contract held liabilities	140		83	88	91	95	5,036	5,533
Net reinsurance contract held assets	$(380)		$29	$19	$(14)	$(35)	$(6,294)	$(6,675)

(1)    Includes amounts payable on demand of $5,177 (2023 — $4,800) and $(29) (2023 — $(33)) for Insurance contract liabilities and Reinsurance contract held assets, respectively.
6.C.ii Maturity Analysis — Other Financial Liabilities
The following table summarizes the contractual maturities of our significant financial liabilities and contractual commitments other than insurance contracts as at December 31, 2024 and December 31, 2023:

As at December 31,		2024				2023
Within 1 Year		1 Year to 3 Years	3 Years to 5 Years	Over 5 Years	Total	Within 1 Year	1 Year to 3 Years	3 Years to 5 Years	Over 5 Years	Total
Investment contract liabilities(1)	$6,157	$2,351	$1,413	$1,692	$11,613	$5,728	$2,518	$1,442	$1,727	$11,415
Senior debentures and unsecured financing(2)	2,133	28	28	519	2,708	2,347	28	28	533	2,936
Subordinated debt(2)	225	451	585	7,248	8,509	204	410	554	7,192	8,360
Bond repurchase agreements	2,840	—	—	—	2,840	2,705	—	—	—	2,705
Accounts payable and accrued expenses	10,085	—	—	—	10,085	8,665	—	—	—	8,665
Lease commitments (3)	166	262	207	421	1,056	188	319	228	534	1,269
Secured borrowings from mortgage securitization	461	758	382	380	1,981	306	885	560	535	2,286
Borrowed funds(2)	23	107	244	31	405	86	103	14	162	365
Credit facilities	2,126	—	—	—	2,126	2,330	—	—	—	2,330
Total liabilities	$24,216	$3,957	$2,859	$10,291	$41,323	$22,559	$4,263	$2,826	$10,683	$40,331
Contractual commitments:(4)
Contractual loans, equities and mortgages	$1,242	$985	$576	$2,054	$4,857	$39	$1,199	$915	$2,756	$4,909
Total contractual commitments	$1,242	$985	$576	$2,054	$4,857	$39	$1,199	$915	$2,756	$4,909

(1)    These amounts represent the undiscounted estimated cash flows of investment contract liabilities on our Consolidated Statements of Financial Position.
(2)    Payments due based on maturity dates and include expected interest payments. Actual redemption of certain securities may occur sooner as some include an option for the issuer to call the security at par at an earlier date.
(3)    Liabilities associated with the lease commitments are included on the Consolidated Statements of Financial Position.
(4)    Contractual commitments are not reported on our Consolidated Statements of Financial Position. Additional information on these commitments is included in Note 22.